UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®
Investment portfolio
July 31, 2015
unaudited
Common stocks 82.04% Consumer discretionary 12.61%	Shares	Value (000)
Naspers Ltd., Class N	2,773,881	$388,116
Altice SA1	1,647,869	208,124
Toyota Motor Corp.	2,317,900	154,352
Maruti Suzuki India Ltd.	2,198,000	153,645
Domino’s Pizza, Inc.	1,213,000	138,088
Ctrip.com International, Ltd. (ADR)[1]	1,663,000	119,038
Ryohin Keikaku Co., Ltd.	481,000	102,732
Inchcape PLC	7,623,500	95,599
Zee Entertainment Enterprises Ltd.	14,495,000	90,155
Hyundai Mobis Co., Ltd.	397,263	72,483
Wynn Macau, Ltd.	33,036,600	68,270
L’Occitane International SA	26,510,250	67,299
Matahari Department Store Tbk PT	48,291,900	62,473
Cosmo Lady (China) Holdings Co. Ltd.	55,654,000	59,945
Renault SA	644,894	59,338
Kroton Educacional SA, ordinary nominative	20,990,000	58,851
Chow Sang Sang Holdings International Ltd.	28,180,000	54,671
NIKE, Inc., Class B	468,850	54,021
Li & Fung Ltd.	66,940,000	51,809
The Swatch Group AG	342,000	28,031
The Swatch Group AG, non-registered shares	48,300	20,799
Kering SA	239,563	46,200
Hyundai Motor Co.	358,999	45,713
Melco Crown Entertainment Ltd. (ADR)	2,152,000	44,396
JD.com, Inc., Class A (ADR)[1]	1,341,500	44,310
Galaxy Entertainment Group Ltd.	9,600,000	44,209
Zhongsheng Group Holdings Ltd.	65,358,500	39,794
Mahindra & Mahindra Ltd.	1,830,500	38,929
PT Surya Citra Media Tbk	177,470,000	38,702
SAIC Motor Corp. Ltd., Class A	12,403,152	38,470
Hankook Tire Co., Ltd.	1,096,759	38,054
Estácio Participações SA, ordinary nominative	8,975,000	37,222
Techtronic Industries Co. Ltd.	10,493,000	37,019
Woolworths Holdings Ltd.	4,650,000	36,504
Priceline Group Inc.[1]	28,500	35,442
Arcos Dorados Holdings Inc., Class A	8,022,329	34,095
Global Brands Group Holding Ltd.[1]	139,392,000	30,927
Intercontinental Hotels Group PLC	715,075	30,128
Industria de Diseño Textil, SA	690,000	23,624
Shangri-La Asia Ltd.	16,916,571	21,821
Mr Price Group Ltd.	959,726	19,133
Belle International Holdings Ltd.	17,605,000	18,304
General Motors Co.	548,000	17,267
Kingfisher PLC	2,894,903	16,307
Sands China Ltd.	3,630,000	16,061
OPAP SA2	2,242,000	15,949
Melco International Development Ltd.	9,008,000	15,454
New World Fund — Page 1 of 15

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Shenzhou International Group Holdings Ltd.	2,688,000	$14,129
Volkswagen AG, nonvoting preferred	66,000	13,221
Ripley Corp SA	24,716,777	8,435
Prada SpA	1,340,000	6,162
Jumbo SA2	560,000	3,785
Golden Eagle Retail Group Ltd.	318,000	393
		2,977,998
Financials 12.48%
HDFC Bank Ltd.	12,003,141	242,990
HDFC Bank Ltd. (ADR)	1,221,000	76,276
AIA Group Ltd.	40,324,600	262,682
ICICI Bank Ltd.	37,322,310	176,023
ICICI Bank Ltd. (ADR)	3,375,000	33,986
Kotak Mahindra Bank Ltd.	17,321,978	190,217
Prudential PLC	7,718,755	181,714
American Tower Corp.	1,258,900	119,734
KASIKORNBANK PCL	22,530,000	114,104
Citigroup Inc.	1,820,000	106,397
Fibra Uno Administración, SA de CV	42,282,098	101,556
Bank of the Philippine Islands	46,231,443	96,031
Housing Development Finance Corp. Ltd.	4,000,250	83,626
Ayala Land, Inc.	93,008,400	76,058
Ayala Land, Inc., preference shares[1,2]	30,910,900	68
Banco Santander, SA1	8,360,627	57,700
Banco Santander, SA (ADR)	2,145,600	14,612
Siam Commercial Bank PCL	16,707,300	72,053
Standard Chartered PLC (HKD denominated)	2,437,721	37,105
Standard Chartered PLC	1,721,794	26,356
China Overseas Land & Investment Ltd.	17,500,000	55,193
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	6,082,700	54,440
UniCredit SpA	8,153,562	54,041
Metropolitan Bank & Trust Co.	25,293,782	48,862
Bank Rakyat Indonesia (Persero) Tbk PT	65,440,000	48,376
Sberbank of Russia	9,527,500	46,846
ACE Ltd.	425,000	46,227
Moody’s Corp.	392,100	43,300
Itaú Unibanco Holding SA, preferred nominative	4,697,633	41,270
Shriram Transport Finance Co. Ltd.	2,722,001	37,842
Ping An Insurance (Group) Co. of China, Ltd., Class A	5,900,000	31,706
Bangkok Bank PCL, nonvoting depository receipt	6,522,900	30,722
China Pacific Insurance (Group) Co., Ltd., Class H	7,260,000	30,436
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,595,000	29,256
AEON Financial Service Co., Ltd.	1,111,250	28,961
United Bank Ltd.	14,926,100	26,854
Bank of China Ltd., Class H	47,531,000	25,996
Türkiye Garanti Bankasi AS	8,559,582	25,329
IDFC Ltd.	10,725,000	25,258
Industrial and Commercial Bank of China Ltd., Class H	35,123,845	24,194
Investment AB Kinnevik, Class B	717,000	22,948
Brookfield Asset Management Inc., Class A	622,300	21,675
Wharf (Holdings) Ltd.	3,160,000	20,055
Banco Bradesco SA, preferred nominative	2,098,449	16,719
Itaúsa - Investimentos Itaú SA, preferred nominative	5,110,151	12,537
Piraeus Bank SA1,2	33,410,000	10,377
New World Fund — Page 2 of 15

unaudited
Common stocks Financials (continued)	Shares	Value (000)
HSBC Holdings PLC (HKD denominated)	1,125,779	$10,122
Eurobank Ergasias SA1,2	69,857,000	7,810
C C Land Holdings Ltd.	2,000,000	506
Banco Espírito Santo, SA1,2	79,923,674	—
		2,947,146
Information technology 12.32%
Baidu, Inc., Class A (ADR)[1]	1,715,200	296,146
Murata Manufacturing Co., Ltd.	1,630,500	242,072
Taiwan Semiconductor Manufacturing Co., Ltd.	44,293,000	195,710
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	30,954
AAC Technologies Holdings Inc.	37,674,000	213,828
Google Inc., Class C1	194,984	121,984
Google Inc., Class A1	135,950	89,387
Tencent Holdings Ltd.	7,980,500	148,959
Mail.Ru Group Ltd. (GDR)[1]	6,342,266	119,235
Samsung Electronics Co., Ltd.	112,250	113,675
Cognizant Technology Solutions Corp., Class A1	1,550,000	97,805
Avago Technologies Ltd.	778,700	97,447
MasterCard Inc., Class A	985,000	95,939
Tech Mahindra Ltd.	11,300,936	93,537
Alcatel-Lucent[1]	24,516,327	92,541
Alibaba Group Holding Ltd. (ADR)[1]	1,119,400	87,694
Syntel, Inc.[1]	1,882,000	82,225
ASML Holding NV	688,757	68,563
EPAM Systems, Inc.[1]	826,048	61,218
Semiconductor Manufacturing International Corp.[1]	553,465,500	49,976
Hexagon AB, Class B	1,435,000	46,393
Keyence Corp.	91,300	46,042
Yandex NV, Class A1	2,735,000	38,044
QIWI PLC, Class B (ADR)	1,240,000	37,969
Visa Inc., Class A	422,000	31,793
ASM Pacific Technology Ltd.	3,419,900	30,968
Accenture PLC, Class A	290,000	29,902
Gemalto NV	344,009	29,541
Infosys Ltd. (ADR)	1,576,000	26,650
Infosys Ltd.	130,000	2,184
JDS Uniphase Corp.[1]	2,588,000	28,701
Quanta Computer Inc.	13,200,000	25,504
Infineon Technologies AG	2,038,003	22,841
Western Union Co.	1,020,000	20,645
Amphenol Corp., Class A	360,000	20,308
TE Connectivity Ltd.	318,000	19,373
TDK Corp.	241,000	16,898
Samsung Electro-Mechanics Co., Ltd.	263,710	12,237
Samsung SDI Co., Ltd.	153,500	11,255
Broadcom Corp., Class A	170,000	8,604
Apple Inc.	45,000	5,458
		2,910,205
Health care 8.99%
Novo Nordisk A/S, Class B	5,577,630	327,031
Hikma Pharmaceuticals PLC	8,456,828	316,298
Novartis AG	2,714,600	282,051
Novartis AG (ADR)	300,000	31,125
New World Fund — Page 3 of 15

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Alexion Pharmaceuticals, Inc.[1]	1,227,904	$242,437
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,528,983	115,225
Grifols, SA, Class B (ADR)	1,562,901	50,716
Thermo Fisher Scientific Inc.	675,350	94,232
Bayer AG	632,500	93,290
BioMarin Pharmaceutical Inc.[1]	592,029	86,596
China Biologic Products, Inc.[1]	560,000	68,522
AstraZeneca PLC	765,000	51,609
Merck & Co., Inc.	860,000	50,706
Teva Pharmaceutical Industries Ltd. (ADR)	710,000	49,004
Sysmex Corp.	730,100	47,305
Waters Corp.[1]	330,000	44,052
Genomma Lab Internacional, SAB de CV, Series B1	41,949,334	38,923
PerkinElmer, Inc.	689,500	36,488
Krka, dd, Novo mesto[1]	400,000	28,884
Life Healthcare Group Holdings Ltd.	9,080,000	26,852
OTCPharm PJSC[1]	6,516,318	25,640
Kalbe Farma Tbk PT	114,880,000	14,819
		2,121,805
Consumer staples 8.82%
Hypermarcas SA, ordinary nominative[1]	29,042,300	171,847
Nestlé SA	2,194,417	166,233
Pernod Ricard SA	1,211,460	145,090
Coca-Cola Co.	3,066,000	125,951
Magnit PJSC (GDR)	2,315,700	125,627
Lenta Ltd. (GDR)[1]	12,172,252	93,604
Lenta Ltd. (GDR)[1,3]	2,319,200	17,835
British American Tobacco PLC	1,800,000	106,845
Wal-Mart de México, SAB de CV, Series V	26,190,000	63,620
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	36,285
ITC Ltd.	17,260,000	87,756
Associated British Foods PLC	1,717,600	86,477
Shiseido Co., Ltd.	3,135,000	75,899
Kao Corp.	1,243,900	63,141
Thai Beverage PCL	108,400,000	59,658
Unilever NV, depository receipts	1,299,000	58,221
SABMiller PLC	1,097,200	57,649
Henkel AG & Co. KGaA, nonvoting preferred	470,000	55,747
Emperador Inc.	266,334,600	51,304
Tesco PLC	15,024,200	50,609
United Breweries Ltd.	2,641,459	43,512
PepsiCo, Inc.	410,000	39,504
Procter & Gamble Co.	513,000	39,347
China Mengniu Dairy Co.	8,115,547	36,692
Coca-Cola Icecek AS, Class C	2,396,800	34,424
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	27,832
Grupo Nutresa SA	3,341,557	25,665
Shoprite Holdings Ltd.	1,811,000	24,079
Ambev SA	3,250,000	18,471
Uni-Charm Corp.	721,500	17,351
Reckitt Benckiser Group PLC	177,000	16,997
Coca-Cola HBC AG (CDI)	690,000	14,418
Anheuser-Busch InBev NV	114,204	13,590
PZ Cussons PLC	2,321,000	12,581
New World Fund — Page 4 of 15

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Wumart Stores, Inc., Class H	18,335,000	$11,282
L’Oréal SA, bonus shares[2]	41,800	7,820
		2,082,963
Industrials 8.55%
International Container Terminal Services, Inc.[4]	107,622,000	258,613
Cummins Inc.	1,568,500	203,168
Airbus Group SE, non-registered shares	1,628,573	115,542
ASSA ABLOY AB, Class B	5,514,987	111,940
DP World Ltd.	4,859,353	110,550
LT Group, Inc.	336,174,800	109,228
Safran SA	1,142,000	86,364
Alliance Global Group, Inc.	167,000,000	82,523
Jardine Matheson Holdings Ltd.	1,435,400	77,885
Gujarat Pipavav Port Ltd.[1]	18,480,000	67,933
United Technologies Corp.	607,000	60,888
Shanghai Industrial Holdings Ltd.	20,253,000	59,565
Boeing Co.	391,000	56,370
Edenred SA	2,002,000	49,943
Meyer Burger Technology AG1,4	5,800,000	49,939
Industries Qatar QSC[2]	1,257,816	46,744
Andritz AG	791,501	44,228
SMC Corp.	167,000	42,392
Polypore International, Inc.[1]	700,000	42,084
Intertek Group PLC	1,000,000	38,214
Bureau Veritas SA	1,620,000	37,852
China State Construction International Holdings Ltd.	19,528,000	30,379
Experian PLC	1,520,000	28,508
Toshiba Corp.	8,262,000	25,332
Orient Overseas (International) Ltd.	4,830,000	23,862
Deutsche Post AG	744,000	22,487
JG Summit Holdings, Inc.	11,798,710	18,704
Spirax-Sarco Engineering PLC	349,210	18,084
KONE Oyj, Class B	419,800	17,593
Jardine Strategic Holdings Ltd.	546,500	16,439
Avianca Holdings SA, preferred, restricted-voting (ADR)[1]	1,805,300	15,778
COSCO Pacific Ltd.	10,132,000	13,227
CIMC Enric Holdings Ltd.	18,700,000	13,074
Kühne + Nagel International AG	90,000	12,425
Caterpillar Inc.	148,600	11,684
PT Bakrie & Brothers Tbk[1,2]	1,332,820,100	493
		2,020,034
Energy 3.87%
InterOil Corp.[1,4]	3,655,239	156,371
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	16,560,442	112,611
Petróleo Brasileiro SA (Petrobras), preferred nominative	1,719,100	5,272
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[1]	200,000	1,230
Reliance Industries Ltd.	6,542,606	102,229
Royal Dutch Shell PLC, Class B	1,905,000	55,349
Royal Dutch Shell PLC, Class B (ADR)	210,000	12,211
Royal Dutch Shell PLC, Class A (GBP denominated)	340,000	9,770
Noble Energy, Inc.	2,003,000	70,566
Galp Energia, SGPS, SA, Class B	5,394,108	62,499
Genel Energy PLC[1]	10,315,600	59,846
New World Fund — Page 5 of 15

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Ophir Energy PLC[1]	28,284,703	$51,371
Oil Search Ltd.	8,106,014	44,260
BG Group PLC	2,050,000	34,975
Cobalt International Energy, Inc.[1]	3,330,000	25,674
Gulf Keystone Petroleum Ltd.[1,4]	39,594,850	17,932
Gulf Keystone Petroleum Ltd.[1,3,4]	14,287,125	6,470
YPF Sociedad Anónima, Class D (ADR)	728,959	16,715
Tullow Oil PLC (Ireland)	4,217,174	16,194
Indus Gas Ltd.[1,4]	10,429,272	15,635
Eni SpA	780,000	13,672
Weatherford International PLC[1]	1,190,000	12,709
BP PLC	1,492,800	9,219
African Petroleum Corp. Ltd.[1]	46,602,808	1,655
		914,435
Telecommunication services 3.27%
SoftBank Group Corp.	3,869,000	214,811
China Mobile Ltd.	8,642,000	113,149
Globe Telecom, Inc.	1,483,115	83,665
Orange Polska SA	37,250,000	80,285
Reliance Communications Ltd.[1]	54,930,792	60,398
Idea Cellular Ltd.	14,789,959	39,986
MTN Group Ltd.	2,235,531	37,288
América Móvil, SAB de CV, Series L (ADR)	1,795,000	34,787
Bharti Airtel Ltd.	4,350,000	28,413
Singapore Telecommunications Ltd.	8,141,000	24,271
Bharti Infratel Ltd.[1]	3,414,137	23,836
Intouch Holdings PCL	7,400,000	17,164
TIM Participações SA, ordinary nominative	4,032,400	11,059
China Unicom (Hong Kong) Ltd.	1,076,000	1,519
China Communications Services Corp. Ltd., Class H	694,000	314
		770,945
Materials 3.18%
Vale SA, ordinary nominative (ADR)	13,167,581	69,262
Vale SA, Class A, preferred nominative (ADR)	2,951,600	12,662
Vale SA, Class A, preferred nominative	840,000	3,594
Grasim Industries Ltd.	586,502	37,650
Grasim Industries Ltd. (GDR)[2]	527,053	33,833
Klabin SA, units	10,423,000	64,627
LafargeHolcim Ltd.	883,708	61,548
International Flavors & Fragrances Inc.	468,000	54,096
Arkema SA	620,361	48,360
Celanese Corp., Series A	681,000	44,892
Air Liquide SA, bonus shares[2]	271,500	35,349
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	4,095,104	34,808
Akzo Nobel NV	480,000	34,376
Wacker Chemie AG	332,952	33,385
Koninklijke DSM NV	549,700	31,399
BASF SE	332,096	28,649
Linde AG	117,092	22,131
First Quantum Minerals Ltd.	1,930,000	15,421
Fortescue Metals Group Ltd.	11,140,000	15,105
Rio Tinto PLC	346,000	13,435
LG Chem, Ltd.	62,696	13,395
New World Fund — Page 6 of 15

unaudited
Common stocks Materials (continued)	Shares	Value (000)
BHP Billiton PLC	700,000	$12,927
Glencore PLC	3,480,000	11,304
Tianhe Chemicals Group Ltd.[1,2]	75,800,000	9,152
ArcelorMittal	980,000	8,890
		750,250
Utilities 3.05%
Power Grid Corp. of India Ltd.	86,794,784	193,304
China Resources Gas Group Ltd.	56,816,000	173,329
ENN Energy Holdings Ltd.	23,784,909	158,007
PT Perusahaan Gas Negara (Persero) Tbk	319,383,500	94,440
Cheung Kong Infrastructure Holdings Ltd.	9,755,000	84,875
Energy World Corp. Ltd.[1]	65,129,000	15,234
		719,189
Miscellaneous 4.90%
Other common stocks in initial period of acquisition		1,157,793
Total common stocks (cost: $16,198,029,000)		19,372,763
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	260,820,000	3,458
Total preferred securities (cost: $1,848,000)		3,458
Rights & warrants 0.24% Consumer staples 0.24%
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2016[2,3]	9,219,400	57,338
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		67
Total rights & warrants (cost: $72,438,000)		57,405
Bonds, notes & other debt instruments 9.82% Bonds & notes of governments & government agencies outside the U.S. 7.79%	Principal amount (000)
Argentina (Republic of) 7.00% 2015	$140,925	139,907
Argentina (Republic of) 7.00% 2017	63,872	61,094
Argentina (Republic of) 8.75% 2024[5]	13,290	12,308
Brazil (Federal Republic of) 10.00% 2017	BRL25,800	7,238
Brazil (Federal Republic of) 6.00% 2018[6]	80,093	8,518
Brazil (Federal Republic of) 6.00% 2020[6]	102,519	10,777
Brazil (Federal Republic of) 6.00% 2024[6]	36,406	3,768
Brazil (Federal Republic of) 10.00% 2025	38,000	9,441
Brazil (Federal Republic of) 6.00% 2050[6]	19,113	1,931
Brazil (Federal Republic of) Global 4.25% 2025	$21,525	20,336
City of Buenos Aires Argentina 8.95% 2021[5]	13,290	13,655
City of Buenos Aires Argentina 8.95% 2021[3,5]	3,000	3,083
Colombia (Republic of), Series B, 10.00% 2024	COP21,730,000	8,969
Colombia (Republic of), Series B, 6.00% 2028	51,323,900	15,421
New World Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) Global 4.375% 2021	$18,800	$19,599
Colombia (Republic of) Global 4.00% 2024	2,200	2,197
Colombia (Republic of) Global 9.85% 2027	COP5,915,000	2,516
Croatian Government 6.625% 2020	$21,365	23,480
Croatian Government 5.50% 2023[3]	8,700	8,987
Dominican Republic 9.04% 2018[5]	847	918
Dominican Republic 7.50% 2021[5]	13,825	15,519
Dominican Republic 7.50% 2021[3,5]	6,000	6,735
Dominican Republic 5.50% 2025[3]	25,450	25,704
Dominican Republic 8.625% 2027[3,5]	9,900	11,954
Dominican Republic 7.45% 2044[3]	22,700	24,516
Egypt (Arab Republic of) 5.75% 2020[3]	4,000	4,199
Egypt (Arab Republic of) 5.875% 2025[3]	3,500	3,435
Ghana (Republic of) 7.875% 2023	51,020	47,959
Hungarian Government 4.00% 2019	32,160	33,527
Hungarian Government 6.25% 2020	9,960	11,281
Hungarian Government 6.375% 2021	9,260	10,630
Hungarian Government 5.375% 2023	7,590	8,322
Hungarian Government 7.625% 2041	5,400	7,281
India (Republic of) 8.83% 2023	INR1,722,700	28,141
India (Republic of) 8.60% 2028	4,636,800	75,717
India (Republic of) 9.20% 2030	533,400	9,245
Indonesia (Republic of) 5.875% 2020	$26,650	29,715
Indonesia (Republic of) 4.875% 2021	16,565	17,559
Indonesia (Republic of) 4.875% 2021[3]	15,300	16,218
Indonesia (Republic of) 8.25% 2021	IDR143,000,000	10,460
Indonesia (Republic of) 3.75% 2022	$10,360	10,256
Indonesia (Republic of) 3.375% 2023	4,120	3,919
Indonesia (Republic of) 5.875% 2024[3]	6,500	7,264
Indonesia (Republic of) 4.125% 2025	21,050	20,840
Indonesia (Republic of) 4.125% 2025[3]	4,100	4,059
Indonesia (Republic of) 5.25% 2042	2,950	2,883
Indonesia (Republic of) 6.75% 2044	38,025	44,394
Kazakhstan (Republic of) 5.125% 2025[3]	32,300	32,045
Kazakhstan (Republic of) 6.50% 2045[3]	32,525	32,395
Kenya (Rebulic of) 5.875% 2019[3]	3,155	3,183
Kenya (Republic of) 6.875% 2024	40,200	39,657
Kenya (Republic of) 6.875% 2024[3]	35,165	34,690
Morocco Government 4.25% 2022	6,500	6,646
Morocco Government 4.25% 2022[3]	2,200	2,250
Morocco Government 5.50% 2042	19,200	19,584
Nigeria (Republic of) 5.125% 2018[3]	4,265	4,252
Nigeria (Republic of) 6.75% 2021[3]	9,900	10,073
Nigeria (Republic of) 6.375% 2023	36,900	36,169
Nigeria (Republic of) 6.375% 2023[3]	2,145	2,103
Nigeria (Republic of) 14.20% 2024	NGN5,774,900	28,237
Pakistan (Republic of) 6.875% 2017[3]	$4,935	5,153
Pakistan (Republic of) 7.25% 2019[3]	10,400	10,881
Pakistan (Republic of) 7.25% 2019	3,000	3,139
Pakistan (Republic of) 8.25% 2024[3]	6,500	6,988
Pakistan (Republic of) 8.25% 2024	1,900	2,043
Panama (Republic of) Global 6.70% 2036[5]	6,819	8,558
Peru (Republic of) 6.55% 2037[5]	5,042	6,315
Peru (Republic of) 5.625% 2050	2,490	2,814
Perusahaan Penerbit SBSN 4.35% 2024[3]	7,000	6,921
New World Fund — Page 8 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 7.75% 2031	$4,984	$7,277
Philippines (Republic of) 6.25% 2036	PHP330,000	8,232
Polish Government 5.00% 2022	$16,095	18,019
Polish Government 4.00% 2024	9,880	10,487
Slovenia (Republic of) 4.75% 2018[3]	10,000	10,725
Slovenia (Republic of) 5.50% 2022[3]	3,000	3,379
South Africa (Republic of) 5.50% 2020	15,250	16,661
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR192,450	14,897
South Africa (Republic of) 4.665% 2024	$12,850	13,203
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR533,150	32,393
Turkey (Republic of) 9.00% 2016	TRY9,900	3,564
Turkey (Republic of) 4.557% 2018	$24,000	25,152
Turkey (Republic of) 4.557% 2018[3]	8,605	9,018
Turkey (Republic of) 3.50% 2019[6]	TRY16,288	5,278
Turkey (Republic of) 7.00% 2019	$3,500	3,934
Turkey (Republic of) 3.00% 2021[6]	TRY20,647	5,222
Turkey (Republic of) 5.625% 2021	$48,875	52,633
Turkey (Republic of) 2.00% 2024[6]	TRY17,479	5,406
Turkey (Republic of) 9.00% 2024	48,950	17,230
Turkey (Republic of) 7.375% 2025	$20,000	23,850
Turkey (Republic of) 8.00% 2025	TRY37,000	12,198
Turkey (Republic of) 6.00% 2041	$41,570	43,597
Turkey (Republic of) 4.875% 2043	6,200	5,603
United Mexican States Government, Series M, 5.00% 2017	MXN50,900	3,213
United Mexican States Government 4.00% 2019[6]	667,776	8,484
United Mexican States Government 2.50% 2020[6]	810,272	9,626
United Mexican States Government, Series M, 6.50% 2021	219,400	14,273
United Mexican States Government 2.00% 2022[6]	279,404	3,164
United Mexican States Government, Series M20, 10.00% 2024	307,000	24,468
United Mexican States Government, Series M30, 10.00% 2036	65,000	5,607
United Mexican States Government 4.00% 2040[6]	360,432	4,529
United Mexican States Government Global, Series A, 5.625% 2017	$6,250	6,653
United Mexican States Government Global, Series A, 5.125% 2020	22,026	24,317
United Mexican States Government Global, Series A, 3.625% 2022	12,000	12,192
United Mexican States Government Global, Series A, 4.00% 2023	75,900	78,367
United Mexican States Government Global 3.60% 2025	22,341	22,229
United Mexican States Government Global, Series A, 6.05% 2040	15,542	18,029
United Mexican States Government Global 4.75% 2044	2,000	1,950
United Mexican States Government Global 5.55% 2045	19,895	21,561
United Mexican States Government Global 4.60% 2046	5,745	5,436
Zambia (Republic of) 5.375% 2022	8,350	7,113
Zambia (Republic of) 8.50% 2024[3]	8,550	8,187
Zambia (Republic of) 8.97% 2027[3,5]	44,790	43,222
		1,840,549
Corporate bonds & notes 1.67% Energy 0.98%
Ecopetrol SA 5.875% 2023	1,805	1,873
Ecopetrol SA 5.875% 2045	9,535	8,367
Gazprom OJSC 9.25% 2019	15,000	16,801
Gazprom OJSC, Series 9, 6.51% 2022	17,200	17,117
Gazprom OJSC 6.51% 2022[3]	10,810	10,758
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	9,600	8,583
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,125
Petrobras Global Finance Co. 4.375% 2023	8,505	7,156
New World Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.25% 2024	$30,652	$28,764
Petrobras Global Finance Co. 6.85% 2115	27,000	21,888
Petrobras International Finance Co. 3.875% 2016	2,810	2,817
Petrobras International Finance Co. 5.375% 2021	8,200	7,654
Petróleos Mexicanos 5.50% 2021	7,675	8,326
Petróleos Mexicanos 4.875% 2022	5,568	5,796
Petróleos Mexicanos 3.50% 2023	3,975	3,781
Petróleos Mexicanos 7.47% 2026	MXN73,750	4,314
Petróleos Mexicanos 6.50% 2041	$8,825	9,268
Petróleos Mexicanos 5.50% 2044[3]	20,510	19,074
PTT Exploration & Production Ltd. 5.692% 2021[3]	3,400	3,816
YPF Sociedad Anónima 8.50% 2025[3]	14,685	14,184
YPF Sociedad Anónima 8.50% 2025	4,600	4,443
Zhaikmunai LP 7.125% 2019[3]	11,000	10,065
		230,970
Financials 0.17%
Bank of India 3.625% 2018[3]	6,000	6,158
BBVA Bancomer SA 6.50% 2021[3]	6,550	7,271
HSBK (Europe) BV 7.25% 2021[3]	11,150	11,627
SB Capital SA 5.40% 2017	5,950	6,097
SB Capital SA 5.25% 2023[3]	5,000	4,125
VEB Finance Ltd. 6.902% 2020	5,300	5,214
		40,492
Utilities 0.17%
CEZ, a s 4.25% 2022[3]	4,720	4,963
Comision Federal de Electricidad 6.125% 2045[3]	10,450	10,646
Eskom Holdings Ltd. 5.75% 2021[3]	12,300	12,012
Eskom Holdings SOC Ltd. 5.75% 2021	12,000	11,720
		39,341
Telecommunication services 0.14%
Digicel Group Ltd. 8.25% 2020[3]	6,500	6,451
Digicel Group Ltd. 6.00% 2021[3]	6,285	5,939
Digicel Group Ltd. 7.125% 2022[3]	6,575	6,066
MTS International Funding Ltd. 8.625% 2020	13,200	14,406
		32,862
Industrials 0.13%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	5,596
Brunswick Rail Finance Ltd. 6.50% 2017[3]	9,345	5,001
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	6,085	6,207
Zoomlion H.K. SPV Co., Ltd. 6.125% 2022[3]	17,000	14,662
		31,466
Materials 0.05%
CEMEX SAB de CV 5.039% 2018[3,7]	12,000	12,720
Consumer staples 0.02%
Brasil Foods SA 4.75% 2024[3]	5,600	5,440
New World Fund — Page 10 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.01%	Principal amount (000)	Value (000)
Grupo Televisa, SAB 7.25% 2043	MXN30,240	$1,632
Total corporate bonds & notes		394,923
U.S. Treasury bonds & notes 0.36% U.S. Treasury 0.36%
U.S. Treasury 2.125% 2016	$83,575	84,498
Total U.S. Treasury bonds & notes		84,498
Total bonds, notes & other debt instruments (cost: $2,370,950,000)		2,319,970
Short-term securities 7.64%
ANZ New Zealand (International) Ltd. 0.41% due 1/14/2016[3]	15,700	15,679
Bank of Nova Scotia 0.26%–0.27% due 8/19/2015–10/13/2015[3]	67,800	67,792
BASF AG 0.20% due 9/1/2015[3]	23,100	23,097
Canadian Imperial Bank of Commerce 0.15% due 8/11/2015	28,100	28,100
Ciesco LLC 0.28% due 8/10/2015	35,000	34,999
Commonwealth Bank of Australia 0.13% due 8/28/2015[3]	42,000	41,996
Electricité de France 0.19% due 9/2/2015[3]	19,800	19,796
Fannie Mae 0.10%–0.16% due 8/3/2015–8/17/2015	69,200	69,199
Federal Home Loan Bank 0.09%–0.18% due 8/5/2015–11/13/2015	372,300	372,244
Freddie Mac 0.10%–0.19% due 8/3/2015–12/18/2015	326,200	326,122
General Electric Capital Corp. 0.30% due 10/21/2015	50,000	49,978
General Electric Co. 0.10% due 8/3/2015	18,600	18,600
Gotham Funding Corp. 0.18% due 8/12/2015[3]	27,800	27,798
Mizuho Bank, Ltd. 0.28%–0.29% due 9/21/2015–10/23/2015[3]	110,700	110,668
National Australia Bank Ltd. 0.18%–0.19% due 9/4/2015–9/14/2015[3]	144,300	144,286
Nordea Bank AB 0.19% due 8/17/2015–9/3/2015[3]	114,400	114,382
Novartis Finance Corp. 0.09% due 8/4/2015[3]	30,000	30,000
Old Line Funding, LLC 0.28% due 10/5/2015[3]	15,000	14,995
Sumitomo Mitsui Banking Corp. 0.15%–0.17% due 8/18/2015–9/4/2015[3]	105,500	105,483
Thunder Bay Funding, LLC 0.28%–0.34% due 11/10/2015–12/4/2015[3]	55,000	54,941
Toronto-Dominion Holdings USA Inc. 0.23%–0.42% due 11/2/2015–11/20/2015[3]	73,600	73,555
Toyota Credit Canada Inc. 0.12% due 8/5/2015	25,000	25,000
Toyota Motor Credit Corp. 0.25% due 8/21/2015	35,000	34,998
Total short-term securities (cost: $1,803,557,000)		1,803,708
Total investment securities 99.76% (cost: $20,446,822,000)		23,557,304
Other assets less liabilities 0.24%		57,456
Net assets 100.00%		$23,614,760
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
New World Fund — Page 11 of 15

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $249,356,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 7/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	8/17/2015	UBS AG	$9,454	BRL30,102	$718
Brazilian reais	8/27/2015	Citibank	$12,159	BRL40,300	510
Brazilian reais	9/23/2015	Citibank	$323	BRL1,050	23
British pounds	8/6/2015	JPMorgan Chase	$21,106	£13,415	157
British pounds	9/1/2015	Citibank	$36,765	£23,635	(135)
Colombian pesos	8/10/2015	JPMorgan Chase	$5,893	COP15,859,500	389
Colombian pesos	8/13/2015	Citibank	$11,796	COP31,613,050	827
Colombian pesos	9/11/2015	Citibank	$3,120	COP8,966,000	14
Euros	8/17/2015	Bank of America, N.A.	$29,857	€27,095	94
Euros	9/9/2015	HSBC Bank	$3,916	€3,591	(30)
Euros	9/10/2015	Bank of America, N.A.	$3,569	€3,211	41
Indian rupees	8/28/2015	JPMorgan Chase	$37,075	INR2,388,000	35
Japanese yen	8/6/2015	Citibank	$24,094	¥2,975,000	88
Japanese yen	8/10/2015	Bank of America, N.A.	$5,306	¥660,000	(20)
Japanese yen	8/14/2015	UBS AG	$3,438	¥420,000	49
Mexican pesos	8/17/2015	Bank of America, N.A.	$12,450	MXN196,500	270
Mexican pesos	8/27/2015	UBS AG	$30,524	MXN483,250	593
Mexican pesos	9/9/2015	HSBC Bank	$8,084	MXN133,400	(170)
Mexican pesos	9/14/2015	UBS AG	$6,412	MXN101,760	118
South African rand	8/18/2015	Citibank	$11,733	ZAR148,300	47
South African rand	8/24/2015	Citibank	$11,729	ZAR146,750	179
Turkish lira	8/14/2015	UBS AG	$253	TRY675	10
Turkish lira	8/18/2015	Citibank	$16,221	TRY44,100	391
Turkish lira	9/1/2015	JPMorgan Chase	$12,207	TRY34,300	(54)
					$4,144
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2015 (000)
International Container Terminal Services, Inc.	106,374,000	1,248,000	—	107,622,000	$1,625	$258,613
InterOil Corp.[1]	3,655,239	—	—	3,655,239	—	156,371
Meyer Burger Technology AG1	5,800,000	—	—	5,800,000	—	49,939
Gulf Keystone Petroleum Ltd.[1]	19,594,850	20,000,000	—	39,594,850	—	17,932
Gulf Keystone Petroleum Ltd.[1,3]	14,287,125	—	—	14,287,125	—	6,470
Indus Gas Ltd.[1]	10,429,272	—	—	10,429,272	—	15,635
Hikma Pharmaceuticals PLC[8]	11,129,828	—	2,673,000	8,456,828	1,990	—
					$3,615	$504,960

New World Fund — Page 12 of 15

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $243,362,000, which represented 1.03% of the net assets of the fund. This amount includes $58,463,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,411,898,000, which represented 5.98% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Unaffiliated issuer at 7/31/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
New World Fund — Page 13 of 15

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,958,264	$—	$19,734	$2,977,998
Financials	2,928,891	—	18,255	2,947,146
Information technology	2,910,205	—	—	2,910,205
Health care	2,121,805	—	—	2,121,805
Consumer staples	2,075,143	7,820	—	2,082,963
Industrials	1,972,797	47,237	—	2,020,034
Energy	914,435	—	—	914,435
Telecommunication services	770,945	—	—	770,945
Materials	671,916	69,182	9,152	750,250
Utilities	719,189	—	—	719,189
Miscellaneous	1,143,216	11,719	2,858	1,157,793
Preferred securities	3,458	—	—	3,458
Rights & warrants	—	57,405	—	57,405
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,840,549	—	1,840,549
Corporate bonds & notes	—	394,923	—	394,923
U.S. Treasury bonds & notes	—	84,498	—	84,498
Short-term securities	—	1,803,708	—	1,803,708
Total	$19,190,264	$4,317,041	$49,999	$23,557,304

New World Fund — Page 14 of 15

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,553	$—	$4,553
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(409)	—	(409)
Total	$—	$4,144	$—	$4,144
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,214,984
Gross unrealized depreciation on investment securities	(2,222,986)
Net unrealized appreciation on investment securities	2,991,998
Cost of investment securities	20,565,306

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PHP = Philippine pesos
TRY = Turkish lira
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-036-0915O-S49156	New World Fund — Page 15 of 15

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2015

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2015